Property Transactions, Net	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property Transactions, Net

NOTE 15 — PROPERTY TRANSACTIONS, NET

Property transactions, net consisted of the following:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
MGM China goodwill impairment	$1,467,991	$—	$—
Grand Victoria investment impairment	17,050	28,789	36,607
Gain on sale of Circus Circus Reno and Silver Legacy investment	(23,002)	—	—
Corporate buildings impairment	—	—	44,510
Other Nevada land impairment	—	—	20,354
Other property transactions, net	41,903	12,213	23,290
	$1,503,942	$41,002	$124,761

MGM China goodwill. See Note 7 for additional information related to the MGM China goodwill impairment charge.

Grand Victoria investment. See Note 6 for additional information related to the Grand Victoria investment impairment charges.

Circus Circus Reno and Silver Legacy investment sale.  See Note 4 for additional information related to the sale of Circus Circus Reno.  See Note 6 for further discussion of the sale of the Company’s 50% investment in Silver Legacy.

Corporate buildings.  During the second quarter of 2013, the Company recorded an impairment charge of $45 million related to corporate buildings which were removed from service in connection with the T-Mobile Arena project, of which the Company owns 50%, that is located on the land previously occupied by these buildings.

Other Nevada land. The Company owns approximately 170 acres of land in Jean, Nevada and owned approximately 89 acres in and around Sloan, Nevada.  In 2013, the Company recorded an impairment charge of $20 million based on an estimated fair value of $24 million, due to an increased probability of sale in which the Company did not believe it was likely that the carrying value of the land would be recovered.  Fair value was determined based on recent indications from market participants. In the fourth quarter of 2013, the Company sold the Sloan land.

Other. Other property transactions, net in 2015 includes a loss of $18 million in connection with the trade-in of Company aircraft in addition to other miscellaneous asset disposals and demolition costs. Other property transactions, net in 2014 and 2013 include miscellaneous asset disposals and demolition costs.